CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)		$ 18.8	$ (46.2)	$ 260.1
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net realized (gains) losses		110.3	250.2	(1.9)
Accretion and amortization of invested assets, net		292.9	233.6	295.2
Amortization of intangible assets		77.4	84.5	84.4
Deferred income tax provision (benefit)		(89.6)	(79.5)	(154.4)
Interest credited on deposit contracts		867.8	858.3	973.6
Mortality and expense charges and administrative fees		(175.2)	(275.4)	(239.0)
Payment at inception of reinsurance transaction		0.0	(360.0)	0.0
Other changes in:
DAC and VOBA		(155.6)	(168.9)	(165.6)
Future policy benefits		17.8	40.0	28.9
Other policyholder reserves		47.1	35.5	84.3
Policy and contract claims		8.6	6.4	43.8
Funds withheld liability		0.0	(142.3)	0.0
Other assets and liabilities		10.0	176.6	(78.0)
Other, net		6.1	(6.2)	(6.1)
Total adjustments		1,017.6	652.8	865.2
Net cash provided by (used in) operating activities		1,036.4	606.6	1,125.3
Purchases of:
Fixed maturities – available-for-sale		(5,294.0)	(7,753.0)	(6,759.0)
Fixed maturities – trading		0.0	(1,116.8)	0.0
Marketable equity securities		(114.5)	(293.0)	(168.8)
Derivatives and other investments		(133.6)	(234.2)	(177.9)
Issuances of mortgage loans		(1,046.1)	(865.1)	(1,019.1)
Sales of fixed maturities – available-for-sale		1,672.0	3,293.5	2,512.3
Sales of fixed maturities – trading		0.0	780.5	0.0
Sales of marketable equity securities		0.0	938.0	229.6
Maturities, calls, paydowns, and other repayments		1,873.0	2,409.3	2,560.5
Cash received for sales/settlements of derivatives and other investments		85.9	233.2	245.2
Repayments of mortgage loans		377.4	578.6	420.7
Cash received (pledged or returned) as collateral, net		166.0	(168.4)	54.9
Other, net		(11.0)	(25.3)	(43.1)
Net cash provided by (used in) investing activities		(2,424.9)	(2,222.7)	(2,144.7)
Policyholder account balances:
Deposits		3,715.4	4,374.5	3,689.8
Withdrawals		(2,173.8)	(2,778.3)	(2,620.9)
Cash dividends paid on common stock		(80.0)	(50.0)	(29.1)
Other, net		0.0	0.0	0.0
Net cash provided by (used in) financing activities		1,461.6	1,546.2	1,039.8
Net increase (decrease) in cash, cash equivalents, and restricted cash		73.1	(69.9)	20.4
Cash, cash equivalents, and restricted cash at beginning of period		254.8	348.3	327.9
Cash, cash equivalents, and restricted cash at end of period	$ 254.8	327.9	278.4	348.3
Supplemental disclosures of cash flow information
Income taxes		(4.5)	(19.3)	28.2
Non-cash transactions during the period:
Fixed maturities exchanges		309.1	1,397.0	649.2
Cash, cash equivalents, and restricted cash reconciliation
Total cash, cash equivalents, and restricted cash	254.8	327.9	$ 348.3	$ 327.9
Predecessor Company
Cash flows from operating activities
Net income (loss)	(3.9)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net realized (gains) losses	26.9
Accretion and amortization of invested assets, net	8.3
Amortization of intangible assets	0.2
Deferred income tax provision (benefit)	15.3
Interest credited on deposit contracts	84.9
Mortality and expense charges and administrative fees	(13.6)
Payment at inception of reinsurance transaction	0.0
Other changes in:
DAC and VOBA	(11.0)
Future policy benefits	(2.7)
Other policyholder reserves	3.6
Policy and contract claims	(6.1)
Funds withheld liability	0.0
Other assets and liabilities	(46.4)
Other, net	(8.4)
Total adjustments	51.0
Net cash provided by (used in) operating activities	47.1
Purchases of:
Fixed maturities – available-for-sale	(437.6)
Fixed maturities – trading	0.0
Marketable equity securities	(11.1)
Derivatives and other investments	(5.6)
Issuances of mortgage loans	(45.4)
Sales of fixed maturities – available-for-sale	193.0
Sales of fixed maturities – trading	0.0
Sales of marketable equity securities	9.6
Maturities, calls, paydowns, and other repayments	129.8
Cash received for sales/settlements of derivatives and other investments	20.3
Repayments of mortgage loans	33.9
Cash received (pledged or returned) as collateral, net	(19.7)
Other, net	0.6
Net cash provided by (used in) investing activities	(132.2)
Policyholder account balances:
Deposits	365.4
Withdrawals	(169.1)
Cash dividends paid on common stock	0.0
Other, net	(1.2)
Net cash provided by (used in) financing activities	195.1
Net increase (decrease) in cash, cash equivalents, and restricted cash	110.0
Cash, cash equivalents, and restricted cash at beginning of period	144.8	254.8
Cash, cash equivalents, and restricted cash at end of period	254.8
Supplemental disclosures of cash flow information
Income taxes	0.0
Non-cash transactions during the period:
Fixed maturities exchanges	11.1
Cash, cash equivalents, and restricted cash reconciliation
Total cash, cash equivalents, and restricted cash	$ 144.8	$ 254.8